Fair Value Measurements (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended		21 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024
Liabilities:
Common stock warrant liabilities		$ 78
Fair value measurements recurring basis
Liabilities:
Fair value asset transfer level 1 to level 2				$ 0
Fair value measurements recurring basis | Adagio Medical Inc
Liabilities:
Fair value asset transfer level 1 to level 2	$ 0	0	$ 0
Fair value asset transfer level 2 to level 1	0	0	0
Fair value asset transfer net, level 3	0	0	0
Fair value liability transfer level 1 to level 2	0	0	0
Fair value liability transfer level 2 to level 1	0	0	0
Fair value liability transfer net, level 3	0	0	0
Level 1 | Fair value measurements recurring basis
Assets:
Money market account		24		27,298
Level 1 | Fair value measurements recurring basis | Adagio Medical Inc
Assets:
Money market account	24	24	90
Level 3 | Fair value measurements recurring basis
Liabilities:
Convertible notes payables		36,430		$ 13,750
Level 3 | Fair value measurements recurring basis | Adagio Medical Inc
Liabilities:
Convertible notes payables	$ 47,964	36,430	$ 9,500
Common stock warrant liabilities		$ 78